As filed with the Securities and Exchange Commission on May 24, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments.

THE MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

COMMON STOCK - 98.9%

Automobiles & Components - 4.4%
Harley-Davidson, Inc.	400,000	$23,500,000
National R.V. Holdings, Inc. (a)	418,350	924,553
Thor Industries, Inc.	1,397,100	55,031,769
Winnebago Industries, Inc.	628,200	21,126,366
		100,582,688

Banks - 2.1%
Washington Mutual, Inc.	1,211,687	48,927,921

Capital Goods - 7.9%
Caterpillar, Inc.	920,000	61,667,600
Eagle Materials, Inc.	103,996	4,641,341
Graco, Inc.	206,707	8,094,646
Rush Enterprises, Inc. - Class A (a)	186,605	3,584,682
Rush Enterprises, Inc. - Class B (a)	282,005	5,107,111
Terex Corp. (a)	1,128,200	80,959,632
Wesco International, Inc. (a)	268,200	16,837,596
		180,892,608

Consumer Durables - 5.1%
American Woodmark Corp.	292,500	10,752,300
The Black & Decker Corp.	222,607	18,169,183
Polaris Industries, Inc.	419,200	20,113,216
Stanley Furniture Co., Inc.	621,800	12,933,440
Whirlpool Corp.	626,400	53,187,624
		115,155,763

THE MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Diversified Financials - 20.8%
	Capital One Financial Corp.	1,354,700	$102,225,662
	Citigroup, Inc.	2,270,000	116,541,800
	Countrywide Financial Corp.	3,091,998	104,014,813
	Merrill Lynch & Company, Inc.	1,631,700	133,260,939
	Morgan Stanley	243,000	19,138,680
			475,181,894

Energy - 19.0%
	Anadarko Petroleum Corp.	2,085,600	89,639,088
	ConocoPhillips	1,695,400	115,880,590
	Devon Energy Corp.	1,337,700	92,595,594
	Nabors Industries, Ltd. (a)(b)	3,180,000	94,350,600
	Patterson-UTI Energy, Inc.	1,826,400	40,984,416
			433,450,288

Food Beverage & Tobacco - 4.9%
	Altria Group, Inc.	1,265,580	111,130,580

Health Care Equipment & Services - 5.0%
	UnitedHealth Group, Inc.	2,131,200	112,889,664

Homebuilding - 7.0%
	Meritage Corp. (a)	983,200	31,580,384
	NVR, Inc. (a)	115,000	76,475,000
	Toll Brothers, Inc. (a)(c)	1,873,800	51,304,644
			159,360,028

Insurance - 8.6%
	The Allstate Corp.	1,420,200	85,297,212
	American International Group, Inc.	1,146,100	77,040,842
	Fidelity National Title Group, Inc.	1,403,908	33,707,831
			196,045,885
THE MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Materials - 11.0%
BHP Billiton, Ltd. - ADR	1,510,100	$73,164,345
Cemex S.A. de C.V. - ADR (a)	3,908,990	128,019,422
Chaparral Steel Co.	403,800	23,489,046
NovaGold Resources, Inc. (a)(b)	634,700	10,758,165
RTI International Metals, Inc. (a)	178,800	16,272,588
		251,703,566

Pharmaceuticals & Biotechnology - 0.1%
Marshall Edwards, Inc. (a)	75,607	295,623
Novogen, Ltd. - ADR (a)	250,360	2,556,176
		2,851,799

Software & Services - 1.7%
Fidelity National Information Services	836,797	38,040,792
OpenTV Corp. - Class A (a)(b)	200,000	490,000
		38,530,792

Technology Hardware & Equipment - 1.2%
Cisco Systems, Inc. (a)	200,000	5,106,000
Harris Corp.	156,600	7,978,770
Intel Corp.	16,000	306,080
International Business Machines Corp.	140,000	13,196,400
		26,587,250

Telecommunication Services - 0.1%
Embarq Corp.	46,773	2,635,659

Total Common Stocks (Cost $1,490,953,401)		$2,255,926,385

THE MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

SHORT-TERM INVESTMENTS - 0.2%
United States Treasury Bill
4.824%, due 05/03/2007	$ 3,722,000	$3,705,850

Total Short-Term Investments (Cost $3,705,850)	3,705,850

TOTAL INVESTMENTS - 99.1% (Cost $1,494,659,251)	2,259,632,235

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	21,550,275

TOTAL NET ASSETS - 100.0%	$2,281,182,510

ADR	American Depositary Receipt
(a)	Non income producing security.
(b)	Foreign company.
(c)	Shares are held to cover all or a portion of a corresponding written option contract.

SCHEDULE OF OPTIONS WRITTEN
March 31, 2007 (Unaudited)

Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)	Value

WRITTEN CALL OPTIONS - 0.0%
Toll Brothers, Inc.
Expiration January 2008	1,000	$135,000
Exercise Price $35.00
WRITTEN PUT OPTIONS - 0.0%
Toll Brothers, Inc.
Expiration January 2008	1,000	790,000
Exercise Price $35.00

Total Options Written (Premiums received $1,317,839) - 0.0%	$925,000

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments	$1,500,323,343
Gross unrealized appreciation	$ 788,149,496
Gross unrealized depreciation	(28,840,604)
Net unrealized appreciation	$ 759,308,892

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Wexford Trust

By (Signature and Title)	/s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President
Date	May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date	May 22, 2007

By (Signature and Title)	/s/ James S. Head
James S. Head, Treasurer

Date	May 22, 2007

* Print the name and title of each signing officer under his or her signature.